Retained Earnings and Dividends Paid - Summary of Changes in Retained Earnings (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Beginning balance	₩ 51,133,601
Profit (loss), attributable to owners of the Controlling Company	(5,315,055)	₩ 1,991,347	₩ (2,345,517)
Changes in equity method retained earnings
Changes	494,584	281,107	214,138
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	210,409	(69,804)	42,315
Ending balance	45,246,982	51,133,601
Equity attributable to owners of parent [member]
Changes in equity method retained earnings
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	201,067	(62,857)	36,160
Retained earnings [member]
Beginning balance	51,133,601	49,202,133
Profit (loss), attributable to owners of the Controlling Company	(5,315,055)	1,991,347
Changes in equity method retained earnings
Beginning balance	361	(2,820)
Changes	3,609	3,181
Ending balance	3,970	361	(2,820)
Other comprehensive income, net of tax, gains (losses) on remeasurements of defined benefit plans	201,067	(62,857)	36,160
Transfer of gain (loss) on valuation of financial assets at FVOCI	4,388	0
Dividend paid	(780,628)	0
Transactions between consolidated entities	0	(203)
Ending balance	₩ 45,246,982	₩ 51,133,601	₩ 49,202,133